PENSION SCHEMES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of pension schemes [Abstract]
Employees contribution	$ 490	$ 458	$ 708
Restructuring costs			156
Pension accrual	$ 45	$ 33	$ 83